Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Taxes
13.	Taxes
Income Taxes
The components of the Company’s consolidated income before income taxes consist of the following:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Domestic	$(375,689)	$(27,763)	$(10,467)
Foreign	9,907	104,428	102,970

	$(365,782)	$76,665	$92,503

The following tables summarize the Company’s consolidated (benefit) provision for U.S. federal, state and foreign taxes on income:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Current:
U.S. federal	$13,147	$38	$(14,052)
State	3,446	1,055	4,421
Foreign	20,022	24,245	28,533

	$36,615	$25,338	$18,902

Deferred:
U.S. federal	$(114,727)	$(8,510)	$94
State	(24,262)	(9,589)	(2,835)
Foreign	(12,005)	2,534	1,301

	$(150,994)	$(15,565)	$(1,440)

Total tax (benefit) provision	$(114,379)	$9,773	$17,462

The effective tax rates for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 were 31.3%, 12.7% and 18.9%, respectively. The difference between the U.S. federal statutory tax rate and the Company’s consolidated effective tax rate is as follows:
The Company’s effective tax rate for the fiscal year ended December 31, 2022 was impacted by the following items: (i) a $48,265 tax benefit from a legal entity restructuring in connection with the Organizational Realignment (as defined below) which resulted in a reversal of certain deferred tax liabilities, (ii) a $4,450 tax benefit related to foreign-derived intangible income (“FDII”), and (iii) a $2,150 tax benefit for out-of-period
income tax adjustments. These benefits were partially offset by (i) a $27,108 tax expense from a valuation allowance established to offset certain deferred tax assets due to the uncertainty of realizing future tax benefits from its interest expense carryforwards, (ii) a $2,245 tax expense related to income earned in foreign jurisdictions at rates higher than the U.S., and (iii) a $1,732 tax expense related to tax shortfalls from stock compensation.
The Company’s effective tax rate for the fiscal year ended January 1, 2022 was impacted by the following items: (i) a $6,347 tax benefit related to a decrease in the applicable state tax rate on certain deferred income, (ii) a $3,548 tax benefit related to tax windfalls from stock compensation and (iii) a $1,560 tax benefit due to the reversal of a valuation allowance related to certain
non-U.S.
net operating losses that are now expected to be realized. These benefits were partially offset by $6,888 of tax expense related to income earned in foreign jurisdictions at rates higher than the U.S.
The Company’s effective tax rate for the fiscal year ended January 2, 2021 was impacted by the following items: (i) a $7,566 tax benefit related to the reversal of the tax impact of global intangible low-taxed
income (“GILTI”), (ii) a $4,714 tax benefit related to tax windfalls from stock compensation and (iii) a $1,401 tax benefit related to FDII. These benefits were partially offset by (i) a $8,056 tax expense related to income earned in foreign jurisdictions at rates higher than the U.S. and (ii) a $2,278 tax expense for out-of-period
income tax adjustments.

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
U.S. federal statutory tax rate	21.0%	21.0%	21.0%
State income taxes (net of federal benefit)	3.8%	(1.8%)	1.0%
Research and development credit	0.4%	(1.8%)	(2.2%)
Tax windfall/shortfall on share-based awards	(0.5%)	(4.6%)	(4.3%)
Reserves for uncertain tax positions	0.0%	0.2%	0.9%
Tax rate changes	0.3%	(8.2%)	(1.2%)
Executive compensation limitation	(0.2%)	1.8%	1.2%
GILTI	0.0%	0.0%	(8.2%)
FDII	1.2%	0.0%	(1.5%)
Change in valuation allowance	(7.1%)	(2.0%)	0.0%
Out-of-period adjustments	0.6%	0.0%	2.5%
Impact of foreign operations	(1.6%)	9.0%	8.7%
Reversal of certain deferred tax liabilities	13.2%	0.0%	0.0%
Other	0.2%	(0.9%)	1.0%

Total effective tax rate	31.3%	12.7%	18.9%

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (CARES) Act (the “CARES Act”) was signed into law. The CARES Act includes provisions relating to modifications to the net interest deduction limitation, net operating loss carryforward rules, refundable payroll tax credits and deferment of the employer portion of certain payroll taxes.
On July 20, 2020, the U.S. Treasury Department released final regulations under Internal Revenue Code Section 951A (TD 9902) permitting a taxpayer to elect to exclude from its GILTI inclusion items of income subject to a high effective rate of foreign tax. As a result of the final regulations, the Company recorded a $7,566 tax benefit in fiscal 2020 related to the fiscal 2018 and fiscal 2019 taxes previously accrued attributable to GILTI.
The deferred tax assets and liabilities recorded on the Company’s consolidated balance sheets are as follows:

	December 31, 2022	January 1, 2022
Interest expense disallowance	$54,259	$44,598
Operating lease liabilities	20,842	22,901
Operating loss carryforwards	10,102	14,172
Provision for estimated expenses	2,734	2,128
Salaries and wages	10,280	2,710
Share-based compensation	15,190	15,707
Other comprehensive income	1,841	6,306
Other	3,695	5,927
Less: valuation allowance	(35,818)	(10,083)

Total deferred tax assets	$83,125	$104,366

Goodwill and intangible assets	$(51,841)	$(224,548)
Operating lease assets	(18,228)	(20,794)
Depreciation	(13,498)	(4,044)
Prepaid expenses	(431)	(1,433)

Total deferred tax liabilities	$(83,998)	$(250,819)

Net deferred tax liabilities	$(873)	$(146,453)

As of December 31, 2022 and January 1, 2022, the Company had primarily foreign and state net operating loss carryforwards of approximately $82,184 and $111,432, respectively, some of which have an unlimited carryforward period, while others expire in various years beginning in fiscal 2023. The Company maintains a full valuation allowance on its state and certain foreign net operating loss carryforwards as it is deemed more likely than not that such losses will not be realized. In fiscal 2021, the Company recorded a $1,560 income tax benefit for the release in the valuation allowance related to its operations in Switzerland. As of December 31, 2022, the Company established a $27,108 valuation allowance on its business interest expense carryforwards.
As a result of the 2017 Tax Cuts and Jobs Act changing the U.S. to a modified territorial tax system, the Company does not assert its $82,355 of undistributed foreign earnings as of December 31, 2022 are permanently reinvested. The Company has considered whether there would be any potential future costs of not asserting indefinite reinvestment and does not expect such costs to be significant.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Balance at beginning of year	$1,055	$851	$206
Increases related to tax positions taken in current year	145	196	—
Increases related to tax positions taken in prior years	8	260	605
Reductions related to tax positions taken in prior years	(95)	(199)	—
Reductions related to settlements with tax authorities	(273)	—	—
Reductions related to lapse of statutes of limitations	(206)	—	—
Effects of foreign currency translation	(23)	(53)	40

Balance at end of year	$611	$1,055	$851

At December 31, 2022, the total amount of unrecognized tax benefits that, if recognized, would affect the Company’s effective tax rate is $508.
The Company files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. At December 31, 2022, with few exceptions, the Company was no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years prior to 2019, or
non-U.S.
income tax examinations by tax authorities for years prior to 2017.
The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense. The Company had $(60) and $(54) of accrued interest and penalties at December 31, 2022 and January 1, 2022, respectively. The Company recognized $83, $142 and $190 of income tax expense in interest and penalties during the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021, respectively.
The U.S. federal government has recently signed into law the Inflation Reduction Act of 2022 (the “IRA”) which, among other things, imposes a minimum “book” tax on certain large corporations and creates a new excise tax on stock repurchases made by certain publicly traded corporations after December 31, 2022. Although the Company is continuing to evaluate the impact of the IRA on its consolidated financial statements as it awaits further guidance, the Company does not currently expect a material impact.
Non-Income
Tax Matters
The Internal Revenue Service (the “IRS”) notified the Company of certain penalties assessed related to the annual disclosure and reporting requirements of the Affordable Care Act. The Company is in the process of appealing this determination and does not believe it has any liability with respect to this matter. Until the appeals process is complete, the IRS will maintain a federal tax lien which is currently limited to certain IRS refunds due to the Company.